Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 379,461	$ 10,560	$ 16,762
Prepaid expenses	63,378	40,909	10,871
Accounts receivable	2,500		8,468
Total current assets	445,339	51,469	36,101
Deferred offering costs	129,327
Property and equipment, net	14,731	30,554	52,066
Other assets	7,494	8,780	16,036
Total assets	596,891	90,803	104,203
Current liabilities:
Accounts payable and accrued expenses	820,860	663,506	431,650
Accrued officers' salary	168,895	607,333	200,028
Accrued interest (including $38,041, $99,425 and $56,628 payable to related parties)	38,041	248,120	118,137
Deferred revenue	2,694
Note payable		125,000	177,358
Notes payable - related party	352,229	1,964,985	1,964,985
Convertible notes payable, net of discount of $0 and $675,443 and $0 respectively		1,020,315	680,268
Derivative liability	673,376	1,250,581
Total current liabilities	2,056,095	5,879,840	3,572,426
Long-term liabilities:
Notes payable - related party	824,218
Total long-term liabilities	824,218
Total liabilities	2,880,313	5,879,840
Commitments and contingencies
Stockholders' deficit
Preferred stock value
Common stock value	17,518	11,912	9,465
Additional paid-in capital	34,431,536	22,738,574	17,815,732
Common stock issuable, 4,500,000 shares		430	(20,020)
Accumulated deficit	(36,732,476)	(28,539,953)	(21,273,400)
Total stockholders' deficit	(2,283,422)	(5,789,037)	(3,468,223)
Total liabilities and stockholders' deficit	$ 596,891	$ 90,803	$ 104,203